Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2016
Summary Of Significant Accounting Policies
Summary Of Significant Accounting Policies

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation Throughout this document, AT&T Inc. is referred to as “AT&T,” “we” or the “Company.” The consolidated financial statements include the accounts of the Company and our majority-owned subsidiaries and affiliates, including the results of DIRECTV and wireless properties in Mexico for the period from acquisition to the reporting date. Our subsidiaries and affiliates operate in the communications and digital entertainment services industry, providing services and equipment that deliver voice, video and broadband services domestically and internationally.

All significant intercompany transactions are eliminated in the consolidation process. Investments in less than majority-owned subsidiaries and partnerships where we have significant influence are accounted for under the equity method. Earnings from certain investments accounted for using the equity method are included for periods ended within up to one quarter of our period end. We also record our proportionate share of our equity method investees’ other comprehensive income (OCI) items, including actuarial gains and losses on pension and other postretirement benefit obligations and cumulative translation adjustments.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes, including estimates of probable losses and expenses. Actual results could differ from those estimates. Certain prior period amounts have been conformed to the current period’s presentation.

Network Asset Lives and Salvage Values During the fourth quarter of 2016, we aligned the estimated useful lives and salvage values for certain network assets that are impacted by our IP strategy with our updated business cases and engineering studies. This change in accounting estimate decreased depreciation expense and impacted net income $286, or $0.05 per diluted share, for 2016.

Customer Fulfillment Costs During the second quarter of 2016, we updated our analysis of the economic lives of customer relationships, which included a review of satellite customer data following the DIRECTV acquisition. As of April 1, 2016, we extended the amortization period to better reflect the estimated economic lives of satellite and certain business customer relationships. This change in accounting estimate decreased other cost of services and impacted net income $236, or $0.04 per diluted share, for 2016.

Income Taxes We provide deferred income taxes for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the computed tax basis of those assets and liabilities. We provide valuation allowances against the deferred tax assets (included, together with our deferred income tax assets, as part of our reportable net deferred income tax liabilities on our consolidated balance sheets), for which the realization is uncertain. We review these items regularly in light of changes in federal and state tax laws and changes in our business.

Cash and Cash Equivalents Cash and cash equivalents include all highly liquid investments with original maturities of three months or less. The carrying amounts approximate fair value. At December 31, 2016, we held $1,803 in cash and $3,985 in money market funds and other cash equivalents. Of our total cash and cash equivalents, $776 resided in foreign jurisdictions, some of which is subject to restrictions on repatriation.

Revenue Recognition Revenues derived from wireless, fixed telephone, data and video services are recognized when services are provided. This is based upon either usage (e.g., minutes of traffic/bytes of data processed), period of time (e.g., monthly service fees) or other established fee schedules. Our service revenues are billed either in advance, arrears or are prepaid.

We record revenue reductions for estimated future adjustments to customer accounts at the time revenue is recognized based on historical experience. We report revenues from transactions between us and our customers net of taxes. Cash incentives given to customers are recorded as a reduction of revenue. Revenues related to nonrefundable, upfront service activation and setup fees are deferred and recognized over the associated service contract period or customer life. Revenue recognized from contracts that bundle services and equipment is limited to the lesser of the amount allocated based on the relative selling price of the equipment and service already delivered or the amount paid and owed by the customer for the equipment and service already delivered. Service revenues also include billings to our customers for various regulatory fees imposed on us by governmental authorities. We record the sale of equipment to customers when we no longer have any requirements to perform, title has passed, and the products are accepted by customers. We record the sale of equipment and services to customers as gross revenue when we are the principal in the arrangement and net of the associated costs incurred when we are not considered the principal.

We offer to our customers the option to purchase certain wireless devices in installments over a period of up to 30 months, and, in many cases, they have the right to trade in the original equipment within a set period and have the remaining unpaid balance satisfied upon the purchase of a new device under a new installment plan. For customers that elect these equipment installment payment programs, we recognize revenue for the entire amount of the customer receivable, net of fair value of the trade-in right guarantee and imputed interest.

Allowance for Doubtful Accounts We record expense to maintain an allowance for doubtful accounts for estimated losses that result from the failure or inability of our customers to make required payments deemed collectable from the customer when the service was provided or product was delivered. When determining the allowance, we consider the probability of recoverability of accounts receivable based on past experience, taking into account current collection trends as well as general economic factors, including bankruptcy rates. Credit risks are assessed based on historical write-offs, net of recoveries, as well as an analysis of the aged accounts receivable balances with allowances generally increasing as the receivable ages. Accounts receivable may be fully reserved for when specific collection issues are known to exist, such as catastrophes or pending bankruptcies.

Inventory Inventories, which are included in “Other current assets” on our consolidated balance sheets, were $2,039 at December 31, 2016, and $4,033 at December 31, 2015. Wireless devices and accessories, which are valued at the lower of cost or net realizable value, were $1,951 at December 31, 2016, and $3,998 at December 31, 2015.

Property, Plant and Equipment Property, plant and equipment is stated at cost, except for assets acquired using acquisition accounting, which are initially recorded at fair value (see Note 6). The cost of additions and substantial improvements to property, plant and equipment is capitalized, and includes internal compensation costs for these projects; however, noncash actuarial gains or losses included in compensation costs are excluded from amounts reported as “capital expenditures.” The cost of maintenance and repairs of property, plant and equipment is charged to operating expenses. Property, plant and equipment costs are depreciated using straight-line methods over their estimated economic lives. Certain subsidiaries follow composite group depreciation methodology. Accordingly, when a portion of their depreciable property, plant and equipment is retired in the ordinary course of business, the gross book value is reclassified to accumulated depreciation, and no gain or loss is recognized on the disposition of these assets.

Property, plant and equipment is reviewed for recoverability whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. We recognize an impairment loss when the carrying amount of a long-lived asset is not recoverable. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset.

During the fourth quarter of 2016, we identified certain assets for impairment. These assets primarily related to capitalized costs for wireless sites that are no longer in our construction plans. (See Note 6)

The liability for the fair value of an asset retirement obligation is recorded in the period in which it is incurred if a reasonable estimate of fair value can be made. In periods subsequent to initial measurement, we recognize period-to-period changes in the liability resulting from the passage of time and revisions to either the timing or the amount of the original estimate. The increase in the carrying value of the associated long-lived asset is depreciated over the corresponding estimated economic life.

Software Costs We capitalize certain costs incurred in connection with developing or obtaining internal-use software. Capitalized software costs are included in “Property, Plant and Equipment” on our consolidated balance sheets. In addition, there is certain network software that allows the equipment to provide the features and functions unique to the AT&T network, which we include in the cost of the equipment categories for financial reporting purposes.

We amortize our capitalized software costs over a three-year to five-year period, reflecting the estimated period during which these assets will remain in service, which also aligns with the estimated useful lives used in the industry.

Goodwill and Other Intangible Assets AT&T has five major classes of intangible assets: goodwill; licenses, which include Federal Communications Commission (FCC) and other wireless licenses and orbital slots; other indefinite-lived intangible assets, primarily made up of the AT&T and international DIRECTV trade names including SKY; customer lists and various other finite-lived intangible assets (see Note 7).

Goodwill represents the excess of consideration paid over the fair value of identifiable net assets acquired in business combinations. Wireless licenses (including FCC licenses) provide us with the exclusive right to utilize certain radio frequency spectrum to provide wireless communications services. While wireless licenses are issued for a fixed period of time (generally 10 years), renewals of wireless licenses have occurred routinely and at nominal cost. Moreover, we have determined that there are currently no legal, regulatory, contractual, competitive, economic or other factors that limit the useful lives of our wireless licenses. Orbital slots represent the space in which we operate the broadcast satellites that support our digital video entertainment service offerings. Similar to our wireless licenses, there are no factors that limit the useful lives of our orbital slots. We acquired the rights to the AT&T and other trade names in previous acquisitions. We have the effective ability to retain these exclusive rights permanently at a nominal cost.

Goodwill, licenses and other indefinite-lived intangible assets are not amortized but are tested at least annually for impairment. The testing is performed on the value as of October 1 each year, and compares the book value of the assets to their fair value. Goodwill is tested by comparing the book value of each reporting unit, deemed to be our principal operating segments or one level below them (Business Solutions, Entertainment Group, Consumer Mobility, and Mexico Wireless, Brazil and PanAmericana in the International segment), to the fair value using both discounted cash flow as well as market multiple approaches. Wireless licenses are tested on an aggregate basis, consistent with our use of the licenses on a national scope, using a discounted cash flow approach. Orbital slots are similarly aggregated for purposes of impairment testing. We also corroborate the value of wireless licenses with a market approach as the AWS-3 auction provided market price information for national wireless licenses. Trade names are tested by comparing the book value to a fair value calculated using a discounted cash flow approach on a presumed royalty rate derived from the revenues related to the brand name.

Intangible assets that have finite useful lives are amortized over their useful lives (see Note 7). Customer lists and relationships are amortized using primarily the sum-of-the-months-digits method of amortization over the period in which those relationships are expected to contribute to our future cash flows. The remaining finite-lived intangible assets are generally amortized using the straight-line method.

Broadcast Programming and Other Costs We recognize the costs of television programming distribution rights when we distribute the related programming. We expense the costs of television programming rights to distribute live sporting events using the straight-line method over the course of the season or tournament, which approximates the pattern of usage.

Advertising Costs We expense advertising costs for products and services or for promoting our corporate image as we incur them (see Note 18).

Traffic Compensation Expense We use various estimates and assumptions to determine the amount of traffic compensation expense recognized during any reporting period. Switched traffic compensation costs are accrued utilizing estimated rates and volumes by product, formulated from historical data and adjusted for known rate changes. Such estimates are adjusted monthly to reflect newly available information, such as rate changes and new contractual agreements. Bills reflecting actual incurred information are generally not received within three months subsequent to the end of the reporting period, at which point a final adjustment is made to the accrued traffic compensation expense. Dedicated traffic compensation costs are estimated based on the number of circuits and the average projected circuit costs.

Foreign Currency Translation We are exposed to foreign currency exchange risk through our foreign affiliates and equity investments in foreign companies. Our foreign subsidiaries and foreign investments generally report their earnings in their local currencies. We translate their foreign assets and liabilities at exchange rates in effect at the balance sheet dates. We translate their revenues and expenses using average rates during the year. The resulting foreign currency translation adjustments are recorded as a separate component of accumulated other comprehensive income (accumulated OCI) in the accompanying consolidated balance sheets (see Note 3). Operations in countries with highly inflationary economies consider the U.S. dollar as the functional currency.

We do not hedge foreign currency translation risk in the net assets and income we report from these sources. However, we do hedge a portion of the foreign currency exchange risk involved in anticipation of highly probable foreign currency-denominated transactions, which we explain further in our discussion of our methods of managing our foreign currency risk (see Note 10).

Pension and Other Postretirement Benefits See Note 12 for a comprehensive discussion of our pension and postretirement benefit expense, including a discussion of the actuarial assumptions, our policy for recognizing the associated gains and losses and our method used to estimate service and interest cost components.

New Accounting Standards

Cash Flows  In August 2016, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2016-15, “Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments” (ASU 2016-15), which provides guidance related to cash flows presentation and is effective for annual reporting periods beginning after December 15, 2017, subject to early adoption. The majority of the guidance in ASU 2016-15 is consistent with our current cash flow classifications. However, cash receipts on the deferred purchase price described in Note 15 will be classified as cash flows from investing activities instead of our current presentation as cash flows from operations. Under ASU 2016-15, we will continue to recognize cash receipts on owned equipment installment receivables as cash flows from operations. AT&T’s cash flows from operating activities included cash receipts on the deferred purchase price of $731 for the year ended December 31, 2016, and $536 for the year ended December 31, 2015.

Leases In February 2016, the FASB issued ASU No. 2016-02, “Leases (Topic 842)” (ASU 2016-02), which replaces existing leasing rules with a comprehensive lease measurement and recognition standard and expanded disclosure requirements. ASU 2016-02 will require lessees to recognize most leases on their balance sheets as liabilities, with corresponding “right-of-use” assets and is effective for annual reporting periods beginning after December 15, 2018, subject to early adoption. For income statement recognition purposes, leases will be classified as either a finance or an operating lease without relying upon the bright-line tests under current GAAP.

Upon initial evaluation, we believe the key change upon adoption will be the balance sheet recognition. At adoption, we will recognize a right-to-use asset and corresponding lease liability on our consolidated balance sheets. The income statement recognition of lease expense appears similar to our current methodology. We are continuing to evaluate the magnitude and other potential impacts to our financial statements.

Revenue Recognition In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers (Topic 606)” (ASC 606) and has modified the standard thereafter. This standard replaces existing revenue recognition rules with a comprehensive revenue measurement and recognition standard and expanded disclosure requirements. ASC 606, as amended, becomes effective for annual reporting periods beginning after December 15, 2017, at which point we plan to adopt the standard.

The FASB allows two adoption methods under ASC 606. We currently plan to adopt the standard using the “modified retrospective method.” Under that method, we will apply the rules to all contracts existing as of January 1, 2018, recognizing in beginning retained earnings an adjustment for the cumulative effect of the change and providing additional disclosures comparing results to previous accounting standards.

Upon initial evaluation, we believe the key changes in the standard that impact our revenue recognition relate to the allocation of contract revenues between various services and equipment, and the timing of when those revenues are recognized. We are still in the process of determining the impacts due to the ongoing changes in how the industry sells devices and services to customers. As a result of our accounting policy change for customer set-up and installation costs made in 2015, we believe that the requirement to defer such costs under the new standard will not result in a significant change to our results. However, the requirement to defer incremental contract acquisition costs and recognize them over the contract period or expected customer life will result in the recognition of a deferred charge on our balance sheets.

Financial Instruments In January 2016, the FASB issued ASU No. 2016-01, “Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities” (ASU 2016-01), which will require us to record changes in the fair value of our equity investments, except for those accounted for under the equity method, in net income instead of in accumulated other comprehensive income. ASU 2016-01 will become effective for fiscal years and interim periods beginning after December 15, 2017, and with the exception of certain disclosure requirements, is not subject to early adoption.